T. Rowe Price European Stock Fund
T. ROWE PRICE<br/><br/>European Stock Fund<br/><br/>Investor Class<br/><br/>I Class<br/><br/>SUMMARY
Investment Objective
The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Europe.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
Fees and Expenses of the Fund <br/><br/> Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price European Stock Fund - USD ($)		Investor Class		I Class
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	[1]	2.00%		2.00%
Maximum account fee		$ 20	[2]
[1]	Effective April 1, 2019, the fund will no longer assess a redemption fee on any redemption from the fund (or exchange out of the fund), regardless of how long the shares were held.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses <br/>(expenses that you pay each year as a<br/> percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price European Stock Fund	Investor Class	I Class
Management fees	0.79%	0.79%
Distribution and service (12b-1) fees
Other expenses	0.18%	0.05%
Total annual fund operating expenses	0.97%	0.84%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price European Stock Fund - USD ($)	1 year	3 years	5 years	10 years
Investor Class	99	309	536	1,190
I Class	86	268	466	1,037

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 32.2% of the average value of its portfolio.
Investments, Risks, and Performance<br/><br/>Principal Investment Strategies
The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in European companies. Under normal conditions, at least five countries will be represented in the fund’s portfolio. For purposes of determining whether the fund invests at least 80% of its net assets in European companies, the fund relies on the country assigned to a security by MSCI Inc. or another unaffiliated data provider. The fund expects to primarily invest in common stocks of companies located (or with primary operations) in Europe. The countries in which the fund normally invests include, but are not limited to, the following:
  Primary Emphasis: Austria, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and United Kingdom.
  Others: Belgium, Czech Republic, Estonia, Hungary, Kazakhstan, Poland, Romania, Russia, and Turkey.
The fund may purchase the stocks of companies of any size. While the adviser invests with an awareness of the outlook for certain industry sectors and individual countries within the region, the adviser’s decision-making process focuses on bottom-up stock selection. Country allocation is driven largely by stock selection, though the adviser may limit investments in markets or industries that appear to have poor overall prospects.

The fund seeks to purchase the stocks of companies with quality management and strong cash flows, and does not emphasize either a growth or value bias in selecting investments. The adviser seeks stocks that the adviser believes have the most favorable combination of company fundamentals, earnings potential, and relative valuation.

In selecting investments, the adviser generally favors companies with one or more of the following characteristics:
  leading or improving market position;
  attractive business niche;
  attractive or improving franchise or industry position;
  seasoned management;
  stable or improving earnings and/or cash flow; and
  sound or improving balance sheet.
The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the fund’s overall investment selections or strategies fail to produce the intended results.

Risks of stock investing Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a particular company or industry.

International investing risks Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. International securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes and restrictions on gaining access to the fund’s investments.

Geographic concentration risks Because the fund concentrates its investments in a particular geographic region, the fund’s performance is closely tied to the social, political, and economic conditions within that region. Political developments and changes in regulatory, tax, or economic policy in particular countries within the region could significantly affect the markets in those countries as well as the entire region. As a result, the fund is likely to be more volatile than more geographically diverse international funds.

The European financial markets have been experiencing increased volatility due to concerns over rising government debt levels of several European countries, and these events may continue to significantly affect all of Europe. European economies could be significantly affected by, among other things, rising unemployment, the imposition or unexpected elimination of fiscal and monetary controls by member countries of the European Economic and Monetary Union, uncertainty surrounding the euro, the success of governmental actions to reduce budget deficits, and a disorderly exit by the United Kingdom from the European Union.

Market capitalization risks Because the fund may invest in companies of any size, its share price could be more volatile than a fund that invests only in large companies. Small and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and they may be less capable of responding quickly to competitive challenges and industry changes.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
EUROPEAN STOCK FUND<br/> Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/09	25.21%	Worst Quarter	9/30/11	-23.47%

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Average Annual Total Returns<br/><br/>Periods ended<br/> December 31, 2018
Average Annual Total Returns - T. Rowe Price European Stock Fund		1 Year	5 Years	10 Years	Since inception		Inception date
Investor Class		(12.72%)	(1.44%)	7.49%			Feb. 28, 1990
Investor Class | Returns after taxes on distributions		(12.96%)	(1.77%)	7.18%			Feb. 28, 1990
Investor Class | Returns after taxes on distributions and sale of fund shares		(6.85%)	(0.85%)	6.34%			Feb. 28, 1990
I Class		(12.62%)			2.66%		Mar. 06, 2017
MSCI Europe Index Net (reflects no deduction for fees or expenses)	[1]	(14.86%)	(0.61%)	6.15%	1.49%	[2]	Mar. 06, 2017
MSCI Europe Index (reflects no deduction for fees, expenses, or taxes)		(14.32%)	(0.03%)	6.79%	2.13%	[2]	Mar. 06, 2017
Lipper European Region Funds Average		(16.34%)	(0.56%)	6.57%	0.61%	[3]	Feb. 28, 2017
[1]	Effective July 1, 2018, the MSCI Europe Index Net replaced the MSCI Europe Index as the fund's primary benchmark. The new index assumes the reinvestment of dividends after the deduction of withholding taxes applicable to the country where the dividend is paid; as such, the returns of the new benchmark are more representative of the returns experienced by investors in foreign issuers.
[2]	Return since 3/6/17.
[3]	Return since 2/28/17.

Updated performance information is available through troweprice.com.